File Numbers:
811-21577
333-115092


United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1                                X


                           and

THE INVESTMENT COMPANY ACT OF 1940
Pre-Effective Amendment No. 1                                X



Alpha Hedge Fund, Inc. (Exact Name of Registrant as Specified in Charter) 2820 Hanover Avenue, Dallas, Texas 75225 (Address of Principal Executive Offices)
214-691-6460 (Registrant Telephone Number)

Laura S. Adams  2820 Hanover Avenue  Dallas, Texas  75225
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.















The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to
Section 8(A) may determine.

ALPHA HEDGE FUND, INC.







PROSPECTUS
July 1, 2004



INVESTMENT OBJECTIVE:

Capital Growth











2820 Hanover Avenue
Dallas, Texas 75225


For Information, Shareholder Services and Requests:
Toll Free 1-866-819-3174












The Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.







TABLE OF CONTENTS

INVESTMENT OBJECTIVE OF THE FUND                             3
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND                  3
Portfolio Turnover                                           3
PRINCIPAL RISKS OF INVESTING IN THE FUND                     3
Who should invest                                            4
Who should not invest                                        4
Non-Diversification Risk                                     4
RISK/RETURN SUMMARY: FEE TABLE                               5
MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE              5
Investment Advisor                                           5
Contract Terms                                               6
Custody of Investments                                       7
Legal Proceedings                                            7
CAPITAL STOCK                                                7
Description of Common Stock                                  7
Voting Rights                                                7
PRICING OF FUND SHARES                                       7
Market Value of Securities                                   7
PURCHASE OF FUND SHARES                                      8
Initial Investments                                          8
Subsequent Purchases                                         8
Fractional Shares                                            8
Purchasing Shares from Broker-dealers and Others             8
IRA ACCOUNTS                                                 9
PENSION, PROFIT SHARING AND 401K PLANS                       9
REDEMPTION OF FUND SHARES                                    9
Endorsement Requirements                                     9
Redemption Price                                            10
DIVIDENDS AND DISTRIBUTIONS                                 10
Reinvestments                                               10
TAX CONSEQUENCES                                            10
Tax Distribution                                            11
Federal Withholding                                         11
ACCOUNT APPLICATION FORM                                    11
ACCOUNT APPLICATION FORM                                    12
ACCOUNT APPLICATION FORM                                    13
PRIVACY POLICY                                              15
FOR MORE INFORMATION                                     Cover



ACCOUNT APPLICATION FORMS are included on pages 11,12 and 13 in Prospectus.












INVESTMENT OBJECTIVE OF THE FUND

The investment objective of Alpha Hedge Fund, Inc.(the "Fund"), which was designed for "qualified investors", is capital growth Please see "Who should invest" under PRINCIPAL RISKS OF INVESTING IN THE FUND.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will attempt to achieve its objective by utilizing a proprietary mathematical model administered by the Investment Advisor (Adams Asset Advisors, LLC). The Model analyzes market capitalization data of larger U.S. companies(shares outstanding multiplied by current share price of greater than $5 Billion) and looks for valuation discrepancies versus historical norms. The Fund will invest at least 80% of its net assets in securities positions(mainly exchange traded call and put options), representing these larger capitalization stocks or stock indices and will utilize the call or put options strategically for hedging and leveraging positions. The Fund will hedge, or gain short exposure, through the long purchase of put options. The Fund will take long positions through the long purchase of call options. By purchasing and in effect, selling short securities by being long call and long put options, the Fund is using leverage, as a larger quantity of securities can be controlled through the use of options than in the outright purchase or short sale of securities directly. The Fund will generally have a "net long" exposure to the general stock market, after hedging activities are taken into account, meaning that the Fund will have more long exposure through the purchase of call options than short exposure through the purchase of put options at any given time. The Fund will not engage in short selling stocks or options, will not utilize margin to borrow money for additional securities purchases, will not concentrate(invest more than 25% of net assets) in any one industry or group of industries, and will not buy illiquid securities. The Fund intends to be as fully invested as possible at all times. The Advisor uses the mathematical model to recommend which securities positions to purchase and hold until a different portfolio is suggested by the model statistics.

Portfolio Turnover Policy: The turnover rate of the Fund will likely exceed 100% and realized gains or losses will likely be short term in nature. The Fund will often purchase call and put options that have expiration dates of greater than one year, but may not hold them for the entire contract period, thus creating short gains versus long gains. Higher portfolio turnover causes increased brokerage commissions, transaction costs and potentially higher tax liability.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Narrative Risk Disclosure: An investor could lose money in this Fund. The principal risks of investing in this Fund are:
a) changing stock market and economic conditions may cause total returns to go down over short and even long periods of time.
b) the investment strategies may not prove to be effective.
c) The use of options may amplify losses.
d) periods of declining stock market prices may cause investing in common stock securities by the public to fall out of favor, thereby causing the Fund to underperform or lose money.


e) the Fund has no history of operations.
f) the Fund will have high turnover rate which will result in higher brokerage commissions, transactions costs and potentially higher tax liability.
g) the Fund has high operating expenses because of a 20% performance fee and requires well above average returns in order to outperform other open-end funds with lower expenses.

Who should invest: Only "qualified investors" may invest in the Fund. A "qualified investor" is defined as one who meets the Securities and Exchange Commission's definition of the term "qualified client", which is:
a) an individual who, or a corporation, partnership, trust or other company that, the Fund reasonably believes, immediately prior to the purchase, has a net worth (in the case of an individual, together with assets held jointly with a spouse of more than $1,500,000 at the time of the purchase; or
b) an individual who, or a company that, immediately after the purchase owns shares of the Fund having a net asset value of at least $750,000.

The requirement that Fund shares be purchased only by qualified investors applies to both initial and subsequent investments in the Fund. Qualified investors (or any persons acting on their behalf) must represent to the Fund in writing that they are investing in the Fund for their own accounts and not with a view to transferring their Fund shares or any interest in them to another person. The Fund has imposed restrictions on transfers of the Fund's shares in order to prevent persons who are not qualified investors from purchasing them(see "Additional Representations" in section 8 of the account application in this prospectus).

Who should not invest: This Fund is not recommended for investors who are short term oriented and not tolerant of daily price fluctuations. The Fund imposes a 1% early redemption fee for shares held less than one year (see REDEMPTION OF FUND SHARES).

Non-Diversification risk: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a result, the performance of the Fund may be more subject to the moves of an individual company. The Fund seeks only enough diversification in securities selection to maintain Federal non-taxable status under Sub-Chapter M of the Internal Revenue Code. See section "Tax consequences" of this prospectus for information about requirements for Sub-Chapter M for the Fund.

Risk/Return Bar Chart and Table: The Fund has not provided a risk/return chart or table because it has been in existence for less than a year. After the first calendar year a chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.







RISK/RETURN SUMMARY: FEE TABLE

Fees and Expenses: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge(Load) Imposed on Purchases                None
Maximum Deferred Sales Charge(Load)                            None
Maximum Sales Charge(Load)on Reinvested Dividends              None
Redemption Fees on purchases held one year or more             None
Redemption Fees on purchases held less than one year           1.00%

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):
Management Fees*                                               1.00%
Management Performance Incentive Fees**                        1.00%
Distribution (12b-1) Fees                                      None
Other Expenses***                                              0.00%
Total Annual Fund Operating Expenses                           2.00%

* The Investment Advisor has contractually agreed to pay all operating expenses of the Fund except brokerage, interest, taxes, extraordinary legal and other extraordinary expenses. This agreement is perpetual and may be terminated at any time upon 60 days prior written notice, without payment of penalty, by the Advisor, the Fund's Board of Directors or by a vote of the majority of outstanding voting shares of the Fund. The Advisor will have no recoupment rights upon termination.
** Based on an assumed 5% pre-incentive return and a 20% incentive fee. The actual performance fees will depend on future returns.
*** The Fund does not expect to incur any "Other Expenses".


Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% pre-performance fee return each year, that the operating expenses of the Fund remain the same, and that shares are held for at least a year so that no redemption fees are incurred. Based on these assumptions your costs would be:

                         One Year       Three Years
                           $210            $681

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Management
Investment Advisor: Adams Asset Advisors, LLC ("the Advisor") is a Texas Limited Liability Corporation formed in March 2002 and will act as the Investment Advisor to the Fund. The Advisor currently has advisory contracts with two other SEC registered investment companies(Index Plus Fund, Inc. and Stock Dividend Fund, Inc.), and no other direct assets under management. The address of Adams Asset Advisors, LLC is: 2820 Hanover Avenue, Dallas, TX, 75225. Laura S. Adams is currently the Managing Member of the Investment Advisor and is also President of the Fund. For the 10 years prior to Adams Asset Advisors, LLC, Mrs. Adams was a homemaker and private investor. Prior to that, she worked and as a Series 7 Registered Mutual Fund Specialist for Integrated Resources in New York City and at A.G. Edwards & Sons as a sales assistant.

The Investment Advisor will provide the following services to the Fund:
1. Continuous review of the portfolio.
2. Recommend to the Fund when and to what extent which securities the Fund should purchase or sell according to the Fund's investment methodology.
3. Pay the salaries of Fund employees who may be officers or directors or employees of the Investment Advisor. There are currently no salaried employees of the Fund and none are contemplated at this time.
4. Pay all operating expenses of the Fund, except brokerage fees and commissions, taxes, interest, extraordinary legal and other extraordinary expenses.
5. Pay the initial organizational costs of the Fund and reimburse the Fund for any and all losses incurred because of purchase reneges (when a shareholder or prospective shareholder fails to make payment for purchase of Fund shares).
6. Be the transfer agent of the Fund by handling all share purchases and redemptions.

On April 19, 2004 the Directors of the Fund approved an advisory contract with the Advisor. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Contract Terms: Under the Agreement, the Advisor will furnish investment direction on the basis of an ongoing review using the appropriate methodology to determine when and what securities will be purchased or disposed by designated Fund personnel. The Agreement may be terminated at any time, without payment of penalty, by the Advisor, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Officers and Directors of the Fund. For these services, the Fund has agreed to pay a fee of 1.00% per year on the net assets of the Fund that is computed daily, based on the most recent pricing of net asset value, and is payable monthly. In addition, the Fund will pay a performance incentive fee of 20% of the total gain in pre-incentive fee net asset value, based on the last pricing of net asset value, versus the pre-incentive fee net asset value last calculated, also paid monthly. The performance incentive fee is subject to a "high water" mark, in that no performance fees will be paid until the pre-performance fee net asset value per share is higher than the pre-performance fee net asset value per share when the last performance fee was earned, adjusted for necessary items that may affect net asset value such as a distribution.

The Advisor is required to follow the investment strategy of the Fund in managing the portfolio. The Advisor has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges such as a shareholder not forwarding a check to buy shares or a shareholder check that fails to clear. The Advisor is a registered transfer agent and will provide transfer agent services to the Fund as described in the Statement of Additional Information(SAI). The Advisor is currently registered with the SEC.

Custody of Investments: The Fund will operate under rule 17f(2) of the Investment Company Act of 1940. The securities and similar investments of the Fund will be maintained in the custody of the Fund, but the Fund will not take physical possession of any securities at any time. Fund owned securities and similar investments will be held in corporate name at Charles Schwab Institutional, 101 Montgomery Street, San Francisco, California 94104. Charles Schwab will hold all securities and cash of the Fund, deliver and receive payment for securities sold, receive and pay for securities purchased, collect income from investments and perform other duties as directed by the officers of the Company. Charles Schwab will not exercise any supervisory function over the management of the Fund, the purchase or sale of securities or the payment of distributions to shareholders. Such securities and similar investments shall be examined and reconciled with Fund records by an independent accountant at least three times during each fiscal year. The Fund will maintain Fidelity Bond coverage in an amount sufficient to insure custodial activities.

Legal Proceedings: As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund or the Investment Advisor.

CAPITAL STOCK

Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of Alpha Hedge Fund, Inc. common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares once issued in book format (no certificates) are fully paid and non-assessable.
Voting Rights: Each holder of Fund shares has voting rights equal to the number of shares held. Voting rights are non-cumulative. Therefore, the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, although holders of remaining shares are still able to cast their votes.

PRICING OF FUND SHARES

When and How do We Price: The Fund is priced on any day that there is a request for redemption or purchase of Fund shares, and also on the last day of each month. The net asset value of the Fund is determined using the closing prices(presently 4:00 p.m.) for securities on days that the New York Stock Exchange is open. The net asset value is determined by dividing the value of Fund owned securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. All Fund price calculations will be carried to four decimal places.

Market Value of Securities: Last sale prices will be used to price securities that are listed on a national exchange or over-the-counter market, except for options, where the average of the last closing bid and offered price will be used. Securities that have not recently traded are valued at the last bid price in such market, if available. Securities for which current market quotations are not readily available will be fairly valued as determined in good faith by the Fund's Board of Directors. The Fund will only purchase exchange traded securities and thus does not expect to need to perform fair value pricing.

PURCHASE OF FUND SHARES

Fund shares are only offered to "qualified investors". The price of shares offered to "qualified investors" by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described in the above section "Pricing of Fund Shares". Purchase orders must be received prior to the close of the New York Stock Exchange(presently 4:00 p.m.) in order to receive the net asset value pricing for that day. Otherwise, the offering price for the order will be at the next calculation of net asset value. The Fund reserves the right, at its sole discretion, to terminate the offering of shares made by this Prospectus at any time and to reject purchase applications when, in the judgement of management such termination or rejection is in the best interest of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only
by application submitted to the Fund.   An Account Application is included
with every request for a Prospectus. To receive this information please call 1-866-819-3174 or write to: Alpha Hedge Fund, Inc., 2820 Hanover Avenue, Dallas, TX 75225.

To open an account send a signed, completed application and check or money order to the above address. If you choose to wire transfer money into the Fund as opposed to check or money order, you must first return a completed application and then contact the Fund for wiring instructions. The minimum initial purchase of shares, unless waived by the Fund, is $100,000, which is due and payable on the purchase date. The Fund may waive the minimum purchase amount for friends or family members, but under no circumstances can accept any investors that are not "qualified investors" as described in "PRINCIPAL RISKS OF INVSTING IN THE FUND".

Subsequent Purchases: Subsequent purchases may be made by mail or phone and are due and payable within three business days after the purchase date. The minimum is $25,000. Telephone privileges to purchase or sell Fund shares are given to those shareholders that indicate this selection on the application form. The Fund may terminate telephone purchases or redemptions at any time and may require a form of personal identification from the caller.

Fractional Shares: Fractional shares to four decimal places are offered by the Fund.

Purchasing Shares from Broker-dealers, Financial Institutions and Others
Some broker-dealers may sell shares of the Fund. Initial purchases must be made as described in "Purchase of Fund Shares" with application and payment submitted directly to the Fund. Broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Advisor.

The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing Agents may:
1. Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the minimum purchase requirements of the Fund.
2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.
3. Charge fees to their customers for the services they provide them.

If you decide to purchase shares through Service Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund on time, it may be held liable for any resulting fees or losses.

IRA ACCOUNTS

You may purchase shares for an Individual Retirement Account ("IRA"), including simple IRA's, Roth IRA's, and SEP's. IRA investments are available for regular contributions, rollover of certain employer sponsored pension and profit-sharing plan distributions and transfers from other IRA's. All assets are automatically invested in Fund shares, including all dividends and distributions paid on Fund shares within an IRA. The IRA Trustee, Delaware Charter Guarantee and Trust Company, charges an initial account opening fee of $25, an annual account fee of $45, and a $60 termination fee for completely closing accounts. The IRA Trustee may charge additional fees for other IRA account service requests. The Fund is responsible for collecting unpaid fees and will do so by redeeming your Fund shares if necessary.

IRA Trustee & Custodian
Delaware Charter Guarantee & Trust Company, conducting business as Trustar Retirement Services, will act as IRA trustee for the Fund's IRA plans.

PENSION, PROFIT SHARING AND 401K PLANS

Purchase of Fund shares through business retirement plans is available to the owners, officers and employees who participate in the retirement plans. The accounts will be registered under the name and tax identification of the pension, profit sharing and/or 401K plans.

REDEMPTION OF FUND SHARES

The Fund assesses a 1.00% early redemption fee for shares held less than one year. The "first-in, first-out" method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchased. Any fees assessed due to early redemption are retained by the Fund.

Endorsement Requirements: The Fund will only issue book entry shares and will redeem pursuant to a shareholder request all or any part of the shares of any shareholder that tenders a request for redemption. Unless the shareholder is known to management(e.g., relative, friend or long-term acquaintance) and directly requests a redemption, a properly guaranteed endorsement, also known as a signature guarantee, either by a national bank or a member firm of the New York Stock Exchange will be required. A signature guarantee is an assurance by the above mentioned financial institutions that a signature and person who signed the signature are the same individual. To sell Fund shares send written instructions, signed by shareholder(s) with the proper signature guarantee to: Alpha Hedge Fund, Inc., 2820 Hanover Avenue, Dallas, TX 75225.

Redemption Price: The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. When written notice and signature guarantee are received by the Fund, time and date will be recorded by Fund personnel to insure the proper pricing date is used. The Fund must receive proper written notice prior to the closing of the New York Stock Exchange(presently 4:00 p.m.) in order to exit the Fund and to receive pricing at the net asset value for that day. Otherwise, redemption will be done at the next calculation of Fund net asset value. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

Redemption Payment: Payment by the Fund will be made no later than 7 days after notice. However, the Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind. It should be noted that shareholders will incur brokerage costs when selling the securities received as part of an in kind distribution and also may incur potential tax liabilities. Shareholders would also have continuing market risk by holding these securities. The Fund does not intend to issue in kind redemptions using illiquid securities.

DIVIDENDS AND DISTRIBUTIONS

Reinvestments: The Fund will automatically use the taxable dividend and capital gains distributions for purchase of additional shares for the shareholders at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distribution, if any to such shareholder in cash.


TAX CONSEQUENCES

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of Fund income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund's total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of purchase of each of the securities. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Any subsequent dividend distribution of earnings of the Fund after taxes would still be taxable as received by shareholders.

Tax Distribution: Fund distributions (capital gains & dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. Distribution of any long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board of Directors. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. This may be considered a return of capital, but the dividend is still subject to federal income and state taxes.

Federal Withholding: The Fund is required by federal law to withhold 30% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulation. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding.


























Alpha Hedge Fund, Inc.
SHAREHOLDER ACCOUNT APPLICATION


1) Account Registration (Please Print or Type and Check only One Box in this Section)

__ Individual Accounts, Joint Accounts and IRA's If IRA, what Type? ____

__________________  ____  _______________ ________________  __________
First Name          MI    Last Name       Social Security # Birth Date

__________________  ____  _______________ _________________ __________
First Name          MI    Last Name       Social Security # Birth Date

__ Custodial Accounts

_______________________   ____  _____________________  __________________
Custodian's First Name    MI    Custodian's Last Name  Minor's Birth Date

____________________  ____   _________________  _________________________
Minor's First Name    MI     Minor's Last Name  Minor's Social Security #

__Corporate, Trust, Pension Plan, Partnership or other Entity (Corporate resolution form required)

_______________________________________  ________________________________
Name of Corporation, Trust, Entity, etc. Name and Date of Trust(continued)

_______________________________________  ________________________________
Name(s) of Trustee(s), Beneficiary, etc. Tax ID or Social Security Number

2) Mailing Address

_____________________________________________________________  ___________
Number and Street Address                                      Citizenship

________________________________________   __________________   __________
City, State, Zip Code                      Business Phone       Home Phone


3) Duplicate Statements(optional)       4)  Telephone Priviledges __Yes __No

___________________________________________________________________________
Number and Street Address

_______________________________________		________________
City, State, Zip Code                           Telephone


5) Distribution Options: _____Reinvest all Income and Capital Gains (default)
                         _____Pay in Cash


      -    Please complete next page and sign in appropriate spaces   -

6) Investment Attached: $__________ Checks Payable to:  ALPHA HEDGE FUND, INC

7) Investor Qualifications:     I hereby certify to Alpha Hedge Fund, Inc.
("Fund") that the Investor is:
___An individual who, or a corporation, partnership, trust or other company that, immediately prior to the initial and each subsequent purchase of Fund shares by or for the Investor, has a net worth (together, in the case of an individual with assets held jointly with a spouse) of more than $1,500,000. ___An individual who, or a corporation, partnership, trust or other company that, immediately after the initial and each subsequent purchase by or for the Investor, owns Alpha Hedge Fund, Inc. shares having a current net asset value of at least $750,000.
___A corporation, partnership, trust or other company that, immediately prior to the initial and each subsequent purchase or Alpha Hedge Fund, Inc. shares, in the aggregate owns and invests on a discretionary basis, not less than $25,000,000 in "investments" for its own account or for the accounts of other "qualified purchasers" (as such terms are defined in Section 2(a)(51) of the Investment Company Act of 1940 and the rules thereunder).

8) Additional Representations
     I(We) represent and warrant to and agree with Alpha Hedge Fund, Inc. ("Fund") that I(we) will a) not make any additional purchases of Fund shares if the response given in above item 7 is no longer accurate, b) acquire shares of the Fund solely for my(our) own account and not with a view to transferring the shares and c) not to transfer any shares of the Fund or any interest in such shares to any other individual or entity except in the following circumstances: If the transferor or the transferee demonstrates to the satisfaction of the Fund that the transferee is a) acquiring the shares as a gift or bequest or pursuant to an agreement relating to a legal separation or divorce, b)the estate of the transferor or c) a corporation, partnership, trust or other company established by the transferor exclusively for the benefit of (or owned exclusively by) the transferor and the persons specified in (a) and (b) of this sentence. A permitted transferee will not be able to purchase additional Fund shares unless the transferee then is a "qualified client".
     I(We) understand and have considered the fact that a) the performance fee payable to the Advisor of the Fund may create an incentive for the Advisor to recommend investments that are riskier or more speculative than would be the case in the absence of such a fee and b) the compensation payable to the Advisor may result in total expenses for the Fund that may be higher than the fees and other expenses normally charged for similar services.

9) Signatures (All Account Owners/Trustees Must Sign)   By signing below I
certify that I have received and read the current Prospectus for the Alpha Hedge Fund, Inc. and understand its terms are incorporated in this application by reference and that I have the legal authority to make this purchase.

____________________________              __________________________________
Signature of Owner, Trustee,              Signature of Joint Owner, Trustee,
 or Custodian                             or Custodian


      -    Please complete next page and sign in appropriate spaces   -

10)  FORM W-9  REQUEST FOR TAXPAYER IDENTIFICATION (Rev. January 2002)
               NUMBER AND CERTIFICATION             Department of Treasury
                                                    Internal Revenue Service



      Part I:  Taxpayer Identification Number


       ______________________           __________________
       Social Security Number     or    Employer ID Number




Part II:  Certification

Under the penalties of perjury, I certify that:

1. The number shown on this form is my correct taxpayer identification number, and
2. I am not subject to backup withholding because:
a) I am exempt from backup withholding, or
b) I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest and dividends, or
c) the IRS has notified me that I am no longer subject to backup withholding, and
3. I am a U.S. person (including a U.S. resident alien).


        ______________________________________        _______________
        Signature                                     Date








Send Check and completed, signed application to:   Alpha Hedge Fund, Inc.
                                                   2820 Hanover Avenue
                                                   Dallas, Texas  75225











PRIVACY POLICY

Regulation S-P: The U.S. Securities and Exchange Commission has adopted a regulation regarding the "Privacy of Consumer Financial Information" known as Regulation S-P. This regulation states that financial institutions such as the Fund must provide the shareholder with this notice of the Fund's privacy policies and practices on an annual basis. The following items (A & B) detail the Fund's policies and practices:

A. Information We Collect - Information we receive from you on application or forms include; your name, address, social security number or tax ID number, W9 status, phone number and citizenship status. Information about your transactions with us include; your account number, account balances and transaction histories.

B. The Fund's Disclosure Statement - We only disclose personal information about any current or former shareholder of the Fund as required by law. And, since we handle regular transactions internally the number of employees that even see your information is limited. We also require all of the Fund's brokers, and our Investment Advisor that acts as the Fund's transfer agent to adopt the regulations of Regulation S-P, as specified above by the Fund.



































FOR MORE INFORMATION

Several additional sources of
information are available to
you.  The Statement of
Additional Information (SAI),
incorporated into this
Prospectus by reference,
contains additional and more
detailed information about the
Fund's policies and operations.
Annual and semi-annual reports
show current holdings and
detailed financial statements
reflecting the Fund's fiscal
year ending December 31st.

Call the Fund at 1-202-942-8090
or write to the address below to
request free copies of the SAI
and the Fund's annual and semi-
annual reports, to request other
information about the Fund and
to make shareholder inquiries.

You may also obtain information
about the Fund (including the
Statement of Additional
Information and other reports)
from the Securities and Exchange
Commission on their Internet
site at http://www.sec.gov or at
their Public Reference Room in
Washington, D.C. Call the
Securities and Exchange
Commission at 1-800-SEC-0330 for
room hours and operation. You
may also obtain Fund information
by sending a written request and
duplicating fee to the Public
Reference Section of the SEC,
Washington, D.C. 20549-0102.

PLEASE READ THIS PROSPECTUS

In this prospectus we present
the objectives, risks and
strategy of the Fund. Please
keep it for future reference.
The SEC file number of the Fund
is 811-21577.

ALPHA HEDGE FUND, INC.
2820 Hanover Avenue
Dallas, Texas 75225
1-866-819-3174





























ALPHA HEDGE FUND, INC.
2820 Hanover Avenue
Dallas, TX 75225
                      214-691-6460		866-819-3174

Part B
STATEMENT OF ADDITIONAL INFORMATION
July 1, 2004

This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated July 1, 2004. To obtain the Prospectus, you may write the Fund or call either of the telephone numbers that are shown above.

TABLE OF CONTENTS

THE FUND HISTORY                                                   2
DESCRIPTION OF FUND AND ITS INVESTMENTS AND RISKS                  2
Classification                                                     2
Investment Strategies and Risks, Fund Policies                     2
Portfolio Turnover                                                 2
MANAGEMENT OF THE FUND
Board of Directors, Management Information                         3
Compensation and Sales Load                                        4
CODE OF ETHICS                                                     4
Proxy Voting Policies                                              4
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                4
Control Persons                                                    4
Principal Holders                                                  5
Management Ownership                                               5
INVESTMENT ADVISORY AND OTHER SERVICES                             5
Investment Advisor                                                 5
Services Provided by, and Fees Paid to the Investment Advisor      5
Principal Underwriter, Other Service Providers                     6
Third Party Payments & Service Agreements                          6
Other Investment Advice                                            6
Dealer Re-allowances, 12b-1 Fees and Other Services                6
BROKERAGE ALLOCATIONS AND OTHER PRACTICES                          6
Brokerage Transactions, Commissions                                6
Brokerage Selection                                                6
Directed Brokerage and Regular Broker-Dealers                      7
CAPITAL STOCK AND OTHER SECURITIES                                 7
PURCHASE, REDEMPTION, AND PRICING OF SHARES                        7
Purchase of Shares                                                 7
Offering Price and Redemption in Kind                              7
TAXATION OF THE FUND                                               7
UNDERWRITERS OF THE FUND                                           7
TRANSFER AGENT                                                     7
FINANCIAL STATEMENTS                                               8
Independent Auditor's Report                                       8
Statement of Assets & Liabilities                                  9
Notes to Financial Statements                                     10




FUND HISTORY

Alpha Hedge Fund, Inc. (the "Fund") was incorporated in Texas on April 13, 2004. The registered office of the Fund is in Dallas, TX. Mail may be addressed to 2820 Hanover Avenue, Dallas, TX 75225.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

Classification
The Fund is an open-end, non-diversified management investment company.

Investment Strategies and Risks
All investment strategies and risks are discussed in the prospectus.

Fund Policies
Investment Restrictions: These investment restrictions are the fundamental investment policies of the Fund and may not be changed without the receipt of the affirmative vote of the holders of two-thirds (2/3rds) of the shares entitled to vote on matters to be presented to shareholders. The Fund may not:
a) change the investment objective, which is capital growth;
b) borrow money or purchase securities on margin; provided, however, the Fund may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding five percent (5%) of the value of its total assets;
c) make investments in commodities, commodity contracts or real estate; provided, however, the Fund may purchase and sell securities of companies which deal in real estate or interests therein;
d) make loans; provided, however, the purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities shall not be considered the making of a loan by the Fund;
e) invest in another company for the purpose of acquiring control of such company;
f) purchase or retain securities of any issuer thereof if any officer of director of the Fund or its investment adviser owns more than one-half (1/2) of one percent (1%) of any class of security or collectively owns more than five percent (5%) of any class of security of such issuer;
g) pledge, mortgage or hypothecate any of the Fund's assets;
h) purchase any security that may be subject to registration under the Securities Act of 1933, as amended, prior to the sale thereof to the public or which are not at the time of purchase readily salable.
i) issue senior securities; and
j) underwrite securities of other companies or entities.

In addition, the Fund will not concentrate(invest more tan 25% of net assets) in any one industry or industries, and will not buy illiquid securities.

Portfolio Turnover
The expected turnover rates of the Fund are discussed in the section "Principal Investment Strategies" of the Prospectus.



MANAGEMENT OF THE FUND

Board of Directors
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Board of Directors hold ultimate responsibility for running the Fund, including the valuation of the Fund's portfolio securities, the pricing of Fund shares, the annual approval of the Investment Advisory Contract, that the Fund does not purchase illiquid securities, appointment of officers to run the Fund, and selection of the Investment Advisor to provide investment advice (See "Investment Advisor", in the Prospectus). The Board of Directors consists of four members, and all members are involved in each decision made by the Board, thus there are no standing committees.

Management Information
Officers and Directors of the Fund: Their addresses and principal occupations during the past five years are:

Interested Directors:

Name and Address         Position                Principal Occupation

Laura S. Adams           President, Treasurer,   Managing Member
2820 Hanover Avenue      Secretary,Director      Adams Asset Advisors, LLC
Dallas, TX 	Age 41                               Dallas, TX

Laura Adams is considered an "interested person", as defined in the Investment Company Act of 1940, because she is affiliated with the Investment Advisor. Mrs. Adams has been a homemaker and private investor for the past 10 years. She is currently managing member and sole owner of Adams Asset Advisors, LLC, which was started in March 2002. Mrs. Adams is also an Interested Director and Officer of two other SEC registered investment companies(Index Plus Fund, Inc. and Stock Dividend Fund, Inc.).

Non-Interested Directors:

Name and Address         Position                Principal Occupation

Yolawnde F. Malone       Non-Interested Director Tax Compliance Manager
1624 Thornetree Dr.                              Tolleson Wealth Management
DeSoto, TX 	Age 40                               Dallas, TX

Vicky L. Hubbard         Non-Interested Director Homemaker
5805 Furneaux
Plano, TX 	Age 45                               Dallas, TX

Melissa D. Gordon, M.D.  Non-Interested Director Pathologist, Partner
4048 Amherst                                     North Dallas Pathology
Dallas, TX 	Age 40                               Dallas, TX

Yolawnde Malone was self employed as an international tax consultant prior to accepting a position as tax compliance manager at Tolleson Wealth Management in 2004, and worked in that capacity for three years. Prior to that she was an international tax consultant for Ernst and Young and an international tax accountant for Dresser Industries. Mrs. Malone is also a Non-Interested Director of two other SEC registered investment companies(Index Plus Fund, Inc. and Stock Dividend Fund, Inc.)

Vicky Hubbard has worked in the computer business for ACER Computer for 10 years. She retired in 2000 and is currently a mother and homemaker. Mrs. Hubbard is also a Non-Interested Director of two other SEC registered investment companies(Index Plus Fund, Inc. and Stock Dividend Fund, Inc.)

Melissa Gordon has been a staff pathologist at Presbyterian hospital of Dallas for the past five years and is also a Partner at North Dallas Pathology. Mrs Gordon is also a Non-Interested Director of two other SEC registered investment companies(Index Plus Fund, Inc. and Stock Dividend Fund, Inc.)

Compensation and Sales Load: No compensation, pension or retirement benefits will be paid to directors and/or officers of the Fund at present time and none are presently contemplated. This may be changed in the future by the Board of Directors at their discretion. The Fund does not compensate officers and directors that are affiliated with the Investment Adviser except as they benefit through payment of the Advisory fee. There are no sales loads.


CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 code of ethics under the Investment Company Act of 1940 and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Alpha Hedge Fund, Inc. (the "Fund"), the Fund and the Investment Advisor have adopted a Code of Ethics and procedures for implementing the provisions of the code. The personnel of the Fund and Adams Asset Advisors are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.

PROXY VOTING POLICIES

The Fund will abstain from voting on any proxies relating to portfolio securities for two reasons. First, the Fund primarily uses quantitative research to find and evaluate portfolio securities and therefore prefers for other market participants to determine the impact of proxy related issues on the stock price. Second, the Fund mainly invests in companies that have market capitalizations of over $5 Billion, and our ownership positions will thus be relatively insignificant to the total. The Fund will notify shareholders sixty days in advance if there are any changes to this policy. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(1) without charge, upon request, by calling toll-free 866-819-3174 and (2) on the Commission's website at http://www.sec.gov.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons
As of the start up of this Fund, Mrs. Laura S. Adams is the person who controls the Fund with 100% ownership of the outstanding shares.

Principal Holders
Major Shareholders: Laura S. Adams, President of the Fund, has agreed to purchase $150,000 worth of Fund shares for start up and investment. At this time, Mrs. Adams owns 100% of the Fund.

Management Ownership
The percentage of the equity securities of the Fund owned by all officers and directors as a group is 100% as of the date of this Prospectus.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor
Adams Asset Advisors, LLC was selected by the Board of Directors April 19, 2004 to be the Investment Advisor to the Fund. Adams Asset Advisors was formed on March 21, 2002 and is currently controlled by Mrs. Laura S. Adams, Managing Member, and Affiliate of the Fund, to offer investment advice to institutions, individuals, trusts, retirement plans, and non-profit organizations. Mrs. Adams is also President of the Fund and will place buy and sell orders for the Fund in that capacity.

The Board of Directors considered many material factors in approving the Advisory Agreement with Adams Asset Advisors. First, the Advisor agreed to pay all normal ongoing expenses of the Fund, regardless of amount, as part of the annual advisory fee. The Board concluded that this was critical in that the Fund will likely have a small asset base initially, and actual normal operating expenses would likely result in annual fund costs of many multiples of the advisory fee. Second, the Advisor also agreed to pay all start up costs of the Fund, including legal fees, provide all computer hardware and software, and be the Transfer Agent for no additional compensation. The Board concluded that these first two factors relieve a large uncertainty for shareholders in that they limit total operating expenses, regardless of eventual Fund size. Third, the Board concluded that the Advisor will be providing professional portfolio selection and monitoring for equal to or less than the average hedge fund total expense ratio(typically over 1.00% plus at least 20% of net profits). The Board concluded that, given the value of these services and their relative comparison to other funds, that the advisory fee of 1.00% and 20% of net profits is reasonable.

Services Provided by, and Fees Paid to, the Investment Advisor

The Investment Advisor is responsible for furnishing investment direction advice to Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. See section "Investment Advisor" in prospectus. The Investment Advisor will be the dividend paying agent. Adams Asset Advisors has an agreement with the Fund to pay the Fund's start up expenses and to pay all ongoing operating expenses of the Fund except brokerage fees and commissions, taxes, interest, extraordinary legal and other extraordinary expenses. The advisory fee paid by the Fund is 1.00% per year of the average total net assets of the Fund. This fee is computed daily, based on the last pricing of net asset value, and payable monthly. In addition, the Fund will pay a performance incentive fee of 20%, as described in MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE in the prospectus.



Principal Underwriter
The Fund acts as its own underwriter and distributor.

Other Service Providers
Adams Asset Advisors, LLC will be the transfer agent and dividend-paying agent of the Fund. Adams Asset Advisors, LLC will not receive compensation from the Fund for these services. The principal address of Adams Asset Advisors is: 2820 Hanover Avenue, Dallas, TX, 75225.

The Fund does it's own accounting and has engaged Helin, Donovan, Trubee & Wilkinson, LLP for all audit procedures. Laura S. Adams, President of the Fund, will be responsible for the Fund's accounting. Mrs. Adams has two years experience in open-end fund accounting and uses Helin, Donovan, Trubee and Wilkinson, LLP for guidance. The principal address of Helin, Donovan, Trubee and Wilkinson, LLP is: 12301 Research Blvd. Bldg 4, Suite 180, Austin, Texas 78759. Estimated audit fees for full year procedures are $4000 and are paid by the Advisor pursuant to the Advisory Agreement.

Third-Party Payments & Service Agreements
There are no third-party payments or service agreements with any organization or individual other than the Investment Advisor as described in the previous paragraph and fees paid to the outside auditor.

Other Investment Advice
There is no individual or organization that receives remuneration from the Investment Advisor or the Fund for providing investment advice.

Dealer Re-allowances
The Fund is a no-load Fund in that investors in the Fund pay no purchase or sales fees. Purchases made through Broker-dealers or other Service Agents may charge a fee either at time of purchase or redemption as described in "Purchase of Fund Shares" in the prospectus. Any fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Advisor.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions
The Fund requires brokers to execute transactions in portfolio securities promptly and at the most favorable price.

Commissions
The Fund has no fixed policy, formula, method, or criteria which it uses in allocating brokerage business based on commission charges. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid annually.

Brokerage Selection
The Board of Directors has approved permission for the President of the Fund to place buy and sell orders for the Fund securities based on recommendations from the Investment Advisor. The primary requirements of brokerage selection are execution and price. The Fund will not pay higher brokerage commissions for soft dollar credits.

Directed Brokerage and Regular Broker-Dealers
The Fund selects brokers based on competitive commission rates and transaction services rendered. At this time the Fund will not be making principal transactions with broker-dealers.

CAPITAL STOCK AND OTHER SECURITIES

Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of Alpha Hedge Fund, Inc. common stock of .001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares once issued in book format are fully paid and non-assessable.

Voting Rights: Each holder of Fund shares has voting rights equal to the number of shares held. Voting rights are non-cumulative. Therefore the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, although holders of remaining shares are still able to cast their votes.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchase of Shares
Offers or sales of Fund shares may not occur until a prospectus is delivered to prospective offerees or purchasers. Investors may only purchase Fund shares after receipt of a current prospectus and by filling out and submitting an application supplied by the Fund. See section "Purchase of Fund Shares" in the prospectus for more information.

Offering Price and Redemption in Kind
The Fund always trades at the net asset value. Details about the offering price are given in the section "Pricing of Fund Shares" of the Prospectus. Redemption in kind is discussed in the section "Redemption of Fund Shares" of the Prospectus.

TAXATION OF THE FUND

Taxation of the Fund is discussed in the section "Tax Consequences" of the Prospectus.

UNDERWRITERS OF THE FUND

The Fund acts as its own underwriter.

TRANSFER AGENT

The Investment Advisor, Adams Asset Advisors, is the transfer agent of the Fund, which records all Fund share purchases and redemptions on Fund premises. The Advisor is registered as a transfer agent with the SEC. Stock certificates will not be issued because of the chance of loss and the accompanying costs of reissue indemnification. All shareholder holdings are maintained in book form. The Fund has computer hardware and software, which are provided and managed by Adams Asset Advisors, to run the daily operations. All data is backed up and stored in secure locations on Fund premises. Data is backed up daily on a disk and is kept in a fire resistant media safe.
FINANCIAL STATEMENTS




INDEPENDENT AUDITOR'S REPORT


To the Shareholder and Board of Directors
Alpha Hedge Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alpha Hedge Fund, Inc. (the "Fund") as of June 17, 2004. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the net assets of Alpha Hedge Fund, Inc. as of June 17, 2004, in conformity with accounting principles generally accepted in the United States of America.

Helin, Donovan, Trubee & Wilkinson, LLP



Dallas, Texas
July 1, 2004
















Alpha Hedge Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES
As of June 17, 2004


















ASSETS

















Cash and cash
equivalents



$

150,000

Investments






-










TOTAL ASSETS



$

150,000









LIABILITIES
















Accounts payable and accrued expenses


$

-











TOTAL LIABILITIES




-









NET ASSETS





$

150,000


















NET ASSETS CONSIST OF:






Common stock, $0.001 par value;






100,000,000 shares authorized;
10,000






shares issued and outstanding


$

10

Paid-in capital





149,990

Retained earnings





-


NET ASSETS




$

150,000









Net asset value per share (based on 10,000





shares of capital stock issued and





outstanding)




$

15









See accompanying notes and independent auditors' report.



Alpha Hedge Fund, Inc.
NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES

1. ORGANIZATION

Alpha Hedge Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 13, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation by investing in securities representing large capitalization stocks.

The Fund is authorized to issue 100,000,000 shares of common capital stock. The Fund has had no operations to date other than matters relating to its organization and the sale of 10,000 shares of its common stock to its original shareholder, Mrs. Laura S. Adams on May 31, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, to provide investment advisory services to the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets, plus a management performance incentive fee of 20% of actual returns. The actual incentive fee will depend upon future returns.

The Advisor has paid all start-up expenses of the Fund.










FORM N-1A
PART C - OTHER INFORMATION


Contents                                                          Page #
1.   Financial Statements and Exhibit Index                         2
2.   Persons Controlled by or Under Common Control with the Fund    2
3.   Indemnification                                                2
4.   Business and other Connections of the Investment Advisor       3
5.   Principal Underwriters                                         3
6.   Location of Accounts & Records                                 3
7.   Management Services                                            3
8.   Undertakings                                                   3
9.   Consent of Independent Public Accountants                      4
10.  Signatures                                                     4
11.  Exhibit Index                                                  5








































1. a. Financial Statements - Condensed financial information on a per share basis will be presented in Part A as required by applicable laws, rules or regulations. All other financial statements will be presented in Part B at the appropriate time specified as required by applicable laws, rules or regulations. These include:

      Statement of Assets & Liabilities
      Notes to Financial Statement

   b. Exhibit Index
a - Articles of Incorporation
b - By-Laws
c - Instruments Defining Rights of Security Holders - Not applicable d - Investment Advisory Contract e - Underwriting Contracts - Not applicable f - Bonus or Profit Sharing Contracts - Not applicable g - Custodial Agreements - Not applicable h - Other Material Contracts - Not applicable i - Legal Opinion j - Other Opinions - Not applicable k - Omitted Financial Statements - Not applicable l - Initial Capital Agreements m - Rule 12b-1 Plan - Not applicable n - Rule 18f-3 Plan - Not applicable p - Code of Ethics

2. Persons Controlled by or Under Common Control with the Fund - Mrs. Laura
S. Adams, President of the Fund and sole owner of the Advisor, currently owns 100% of the outstanding shares of the Fund.

3. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 2.02-1 of the Texas Business Corporation Act provides generally and in pertinent part that a Texas corporation may indemnify its directors and officers against expenses (if the person is found liable to the corporation or on the basis that improper benefit was improperly received by the person) or against expenses, judgments, fines and settlements (in all other cases) actually and reasonably incurred by them in connection with any action, suit or proceeding if, in connection with the matters in issue they acted in good faith and in a manner they reasonably believed to be in, or nor opposed to, the best interests of the corporations, in connection with any criminal suit or proceeding, if in connection with the matters in issue, they had no reasonable cause to believe their conduct was unlawful. Section 2.02-1 does not permit indemnification when the person is found liable for willful or intentional misconduct in the performance of his duty to the Corporation. Section 2.02-1 further permits a Texas corporation to grant to its directors and officers additional rights of indemnification not inconsistent with Texas Business Corporation Act through bylaw provisions, agreements, votes of shareholders or interested directors or otherwise, to purchase indemnity insurance on behalf of such indemnifiable persons and to advance to such indemnifiable persons expenses incurred in defending a suit or proceeding upon receipt of certain undertakings.

Article VII of the Company's Bylaws provides that, subject to certain exceptions, the Company shall indemnify, to the fullest extent permitted by law, any person who is or was a director, officer, employee or agent of the Company or any affiliate against any and all expenses (including attorney's fees), judgments, fines and amounts paid in settlement incurred by such persons in connection with any civil, criminal, administrative, or investigative actions, suit, proceeding or claim (including any action by or in the right of the Company or an affiliate) by reason of the fact that such person is or was serving in such capacity. In addition, Article VII authorizes the Company to purchase insurance for itself or any person to whom indemnification is or may be available against any liability asserted against such person in, or arising out of, such person's status as director, officer, employee or agent of the Company of its affiliates.
Article VII authorizes the Company, to the extent that the Board of Directors deems appropriate, to make advances of expenses to an indemnifiable person upon the receipt by the Company of a written undertaking by such person to repay any amounts advanced in the event that it is ultimately determined that such person is not entitled to such indemnification.

4. Business and other Connections of the Investment Advisor - Adams Asset Advisors, LLC activity at the present time is performance on its Investment Advisory Contracts currently effective with Index Plus Fund, Inc. and Stock Dividend Fund, Inc.(SEC registered investment companies) and offering investment advice to individuals, trusts, retirement plans, and non-profit organizations.

5. Principal Underwriters - Not Applicable

6. Location of Accounts & Records - All Fund records are held at corporate headquarters, 2820 Hanover Avenue, Dallas, TX, 75225. Laura S. Adams of 2820 Hanover Avenue, Dallas, TX, 75225, will maintain physical possession of each account, book or other document required to be maintained by laws, rules or regulations. Cash and security certifications will be held in street name at Charles Schwab Institutional, 101 Montgomery Street, San Francisco, California 94104.

7. Management services - Not applicable

8. Undertakings - None
9. CONSENT OF INDEPENDENT AUDITORS

We consent to the use in this Registration Statement on Form N-1A of our report dated July 1, 2004, with respect to the financial statements and financial highlights of Alpha Hedge Fund, Inc. which is included in such Pre-Effective Registration Statement Amendment No. 1, and to the use of our name and the statement with respect to us, as appearing in Part B to the Registration Statement under the heading "Other Service Providers" in the Statement of Additional Information.

Helin, Donovan, Trubee & Wilkinson, LLP

Dallas, Texas
July 1, 2004


10. Signatures -


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Hedge Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas on the 1st day of July, 2004.


Alpha Hedge Fund, Inc.                     By: /s/ Laura S. Adams
                                           ------------------------
                                           Laura S. Adams, President


Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                        Title                       Date

By: /s/ Laura S. Adams            President, Treasurer,       7/01/04
----------------------            Secretary and Director
Laura S. Adams


By: /s/ Yolawnde F. Malone        Director                    7/01/04
--------------------------
Yolawnde F. Malone


By: /s/ Vicky L. Hubbard          Director                    7/01/04
------------------------
Vicky L. Hubbard


By: /s/ Melissa D. Gordon         Director                    7/01/04
------------------------
Melissa D. Gordon, M.D.
11. Exhibit Index -


Articles of Incorporation                                         a
By-Laws                                                           b
Investment Advisory Contracts                                     d
Legal Opinion                                                     i
Initial Capital Agreements                                        l
Code of Ethics                                                    p



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